LAND USE RIGHTS, NET	9 Months Ended
Sep. 30, 2024
LAND USE RIGHTS, NET.
LAND USE RIGHTS, NET
7.	LAND USE RIGHTS, NET

	As of
	December 31, 2023	September 30, 2024
	RMB	RMB
Cost	664,272	664,272
Accumulated amortization	(61,769)	(75,426)
Land use rights, net	602,503	588,846

The carrying amounts of land use rights pledged by the Company to secure borrowings (Note 10) granted to the Company at the respective balance sheet dates were as follows:

	As of
	December 31, 2023	September 30, 2024
	RMB	RMB
Land use rights	196,195	217,975

Amortization expenses were approximately RMB29,977 and RMB13,657 for the nine months ended September 30, 2023 and 2024, respectively.